As filed with the Securities and Exchange Commission on May 17, 2013
Registration No. 333-29289
Registration No. 811-08255

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ( X )

Pre-Effective Amendment No. (   )
Post-Effective Amendment No. (91)
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ( X )
Amendment No. (92)

WORLD FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)

8730 Stony Point Parkway, Suite 205, Richmond, VA 23235
(Address of Principal Executive Offices)

(800) 527-9525
(Registrant’s Telephone Number)

Jones & Keller, P.C.
1999 Broadway, Suite 3150
Denver, CO 80202
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box):

[ X ] immediately upon filing pursuant to paragraph (b).
[    ] on ____________ pursuant to paragraph (b).
[    ] 60 days after filing pursuant to paragraph (a)(a).
[    ] on _____________ pursuant to paragraph (a)(1).
[    ] 75 days after filing pursuant to paragraph (a)(2).
[    ] on (date) pursuant to paragraph (a)(2) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment No. 91 to the Company’s Registration Statement on Form N-1A is filed for the sole purpose of submitting the XBRL exhibits for the risk/return summary first provided in Post-Effective Amendment No. 90 filed on May 1, 2013 and incorporates Parts A, B and C from said amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 (the “Securities Act”) and the Registrant has duly caused this Post-Effective Amendment No. 91 to the Registrant’s Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Richmond, Commonwealth of Virginia on the 17th day of May 2013.

WORLD FUNDS, INC.

By: /s/ John Pasco, III
John Pasco, III
Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 91 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ John Pasco, III	Director, Chairman and Chief Executive Officer	May 17, 2013
*Sam Boyd, Jr.	Director	May 17, 2013
*Paul M. Dickinson	Director	May 17, 2013
*William E. Poist	Director	May 17, 2013
*Karen Shupe	Treasurer and Chief Financial Officer	May 17, 2013

*By: /s/ John Pasco, III
John Pasco, III
Attorney-in-fact pursuant to Powers of Attorney are incorporated herein by reference to Exhibit No. 23(q)(1) of Post Effective Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A (File Nos. 333-29289 and 811-8255) as filed with the SEC on May 1, 2007.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase